Annual Fund Operating Expenses - Xtrackers S and P MidCap 400 ESG ETF - Xtrackers S&P MidCap 400 ESG ETF	Dec. 17, 2021
Operating Expenses:
Management fee	0.15%
Other Expenses	none	[1]
Total annual fund operating expenses	0.15%

[1]	Because the fund is new, “Other Expenses” are based on estimated amounts for the current fiscal year.